Expense Example, No Redemption - American Funds International Vantage Fund	Dec. 30, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	912
Expense Example, No Redemption, 10 Years	1,800
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	541
Expense Example, No Redemption, 5 Years	932
Expense Example, No Redemption, 10 Years	$ 1,537